Costs Incurred Relating to Oil and Gas Property Acquisition, Exploration and Development Activities (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Costs incurred oil and gas property acquisition exploration and development activities [line items]
Total costs capitalised during the year	$ 1,275	$ 1,970	$ 1,744
Total costs	1,709	2,520	2,224
United States [member]
Costs incurred oil and gas property acquisition exploration and development activities [line items]
Total costs	987	1,975	1,517
Discontinued operations - Onshore US Cash Generating Units [member] | United States [member]
Costs incurred oil and gas property acquisition exploration and development activities [line items]
Total costs	$ 331	$ 1,081	$ 608